Shareholders' Equity	6 Months Ended
Mar. 31, 2021
Equity [Abstract]
Shareholders' Equity

NOTE 14— SHAREHOLDERS’ EQUITY

Ordinary Shares

Bon Natural Life Limited (“Bon Natural Life”, or the “Company”) was incorporated under the laws of Cayman Islands on December 11, 2019. The authorized number of ordinary shares was 50,000,000 shares with par value of US$0.0001 and 15,500,000 shares were issued.

On June 17, 2020, the Company’s shareholders approved a reverse split of the outstanding ordinary shares at a ratio of 1-for-3 shares (the “Reverse Split”), which led to a redemption of 10,333,333 shares out of the 15,500,000 ordinary shares previously issued to existing shareholders. The Reverse Split did not change the authorized number of ordinary shares and only changed the issued and outstanding ordinary shares. The Reverse Split took effective on June 24, 2020. As a result of this reverse split, there were 5,166,667 shares issued and outstanding. The issuance of these 5,166,667 shares is considered as a part of the Reorganization of the Company, which was retroactively applied as if the transaction occurred at the beginning of the period presented.

On June 23, 2020, the Company entered into consulting service agreements with three third-party consultants (collectively the “Consultants”), pursuant to which, the Consultants will provide public listing related consulting services to the Company in connection with the Company’s intended IPO effort. Such consulting services include but not limit to market research and feasibility study, business plan drafting, reorganization, pre-listing education and tutoring, reorganization, legal and audit firm recommendation and coordination, investor referral and pre-listing equity financing source identification and recommendations, and independent directors and audit committee candidate’s recommendation, etc. The Company issued 633,333 of its ordinary shares to the Consultants in lieu of cash payment for such services. The 633,333 shares are valued at $633,333. Such service fee is amortized over the service period from June 23, 2020 to June 22, 2021.

For the six months ended March 31, 2021, 316,668 ordinary shares have been vested and recognized as share-based compensation expense based on services rendered. As of March 31, 2021, $527,780 share-based compensation expense has been capitalized as part of deferred initial public offering costs because the services performed by the consultants directly related to the Company’s intended IPO.

As of March 31, 2021 and September 30, 2020, the Company had 5,800,000 shares of ordinary shares issued and outstanding.

Non-controlling interest

The Company’s VIE, Xi’an App-chem, owns majority of the equity interest in the following two entities: Xi’an Dietary Therapy Medical Technology Co., Ltd (“Xi’an DT”) and Tianjin Yonghexiang Bio(Tech) Co., Ltd. (“Tianjin YHX”) Non-controlling interests represent minority shareholders’ 25% ownership interests in Xi’an DT and 49% ownership interest in Tianjin YHX. The following table reconciles the non-controlling interest as of March 31, 2021 and September 30, 2020:

	Xi’an DT	Tianjin YHX	Total
As of September 30, 2020	$492,753	$13,979	$506,732
Net income attributable to non-controlling interest	(5,308)	(10,892)	(16,200)
Foreign currency translation adjustment	858	1,762	2,620
As of March 31, 2021	$488,303	$4,849	$493,152

Statutory reserve and restricted net assets

Relevant PRC laws and regulations restrict the Company’s PRC subsidiary VIE and VIE’s subsidiaries from transferring a portion of their net assets, equivalent to their statutory reserves and their share capital, to the Company in the form of loans, advances or cash dividends. Only PRC entities’ accumulated profits may be distributed as dividends to the Company without the consent of a third party.

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production or increase in registered capital, but are not distributable as cash dividends.

The payment of dividends by entities organized in China is subject to limitations, procedures and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in China. The results of operations reflected in the consolidated financial statements prepared in accordance with U.S GAAP differ from those in the statutory financial statements of the WFOE and VIE. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange.

In light of the foregoing restrictions, the Company’s WFOE Xi’an CMIT, VIE and VIE’s subsidiaries are restricted in their ability to transfer their net assets to the Company. Foreign exchange and other regulations in the PRC may further restrict the WFOE, VIE and VIE’s subsidiaries from transferring funds to the Company in the form of dividends, loans and advances.

As of March 31, 2021 and September 30, 2020, the restricted amounts as determined pursuant to PRC statutory laws totaled $579,922, and total restricted net assets amounted to $6,148,375 and $5,831,707, respectively.